EQUITY (Details Narrative) - USD ($)			6 Months Ended
	Jun. 24, 2026	Mar. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Shares issued for services, value				$ 354,950
Convertible debt				1,382,664
Gross proceeds from warrants			$ 1,820,746
Statutory reserve			$ 164,444		$ 164,444
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		2,648,143	2,048,143
Exercise price	$ 0.001	$ 0.001
Warrants exercised	600,000
Cash proceeds from warrants	$ 600
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		3,921,567	3,921,567
Exercise price		$ 0.561
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		3,921,567	3,921,567
Exercise price		$ 0.561
Warrant [Member]
Class of Stock [Line Items]
Gross proceeds from warrants		$ 2,000,000.0
Statutory Reserve [Member]
Class of Stock [Line Items]
Statutory reserve			$ 164,444		$ 164,444
Common Class A [Member]
Class of Stock [Line Items]
Shares issued for services				500,000
Shares issued for services, value				$ 354,950
Issuance of conversion of shares				2,688,514
Convertible debt				$ 1,687,108
Shares issued	600,000	1,273,424
Net proceeds from issuance of shares		$ 1,820,746
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares reserved for issuance			19,607,835